UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04254
Legg Mason Partners Income Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: March 31
Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST
LEGG MASON PARTNERS
PENNSYLVANIA MUNICIPALS FUND
FORM N-Q
JUNE 30, 2007

Legg Mason Partners Pennsylvania Municipals Fund
Schedules of Investments (unaudited)
June 30, 2007

Face
Amount	Security	Value

MUNICIPAL BONDS — 96.3%
Education — 10.7%
$1,190,000	Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, 5.250% due 3/1/32	$1,232,602
1,000,000	Delaware County, PA, Authority College Revenue, Neumann College, 6.000% due 10/1/31	1,044,280
1,255,000	Grove City, PA, Area Hospital Authority Revenue, Woodland Place Project, FGIC-Insured, 5.500% due 3/1/25	1,321,101
	Lycoming County, PA, Authority College Revenue, Pennsylvania College of Technology, AMBAC-Insured:
1,000,000	5.125% due 5/1/22	1,034,640
1,000,000	5.375% due 7/1/30	1,037,430
1,000,000	5.250% due 5/1/32	1,033,870
	Pennsylvania State Higher EFA Revenue:
2,000,000	Bryn Mawr College, AMBAC-Insured, 5.125% due 12/1/29	2,056,780
1,000,000	Clarion University Foundation Inc., Series A, XLCA-Insured, 5.250% due 7/1/18	1,054,000
1,000,000	Pennsylvania State University, Refunding, 5.250% due 3/1/18	1,054,370
2,000,000	Swarthmore Boro Authority, PA, College Revenue, 5.250% due 9/15/20 (a)	2,106,500

	Total Education	12,975,573

Escrowed to Maturity — 6.7%
130,000	Allegheny County, PA, Hospital Development Authority Revenue, Montefiore Hospital Association, Western Pennsylvania, 6.875% due 7/1/09 (b)	133,455
270,000	Bristol Township, PA, Authority Sewer Revenue, MBIA-Insured, 10.125% due 4/1/09 (b)	289,237
1,040,000	Cambria County, PA, Hospital Development Authority Revenue, Conemaugh Valley Memorial Hospital, 7.625% due 9/1/11 (b)	1,107,933
95,000	Coatesville, PA, Water Guaranteed Revenue, 6.250% due 10/15/13 (b)	100,816
590,000	Conneaut, PA, School District GO, AMBAC-Insured, 9.500% due 5/1/12 (b)(c)	662,051
130,000	Hopewell Township, PA, Special Obligation, 10.600% due 5/1/13 (b)	147,376
1,000,000	Pennsylvania Convention Center Authority Revenue, Series A, FGIC-Insured, 6.000% due 9/1/19 (b)	1,156,470
75,000	Pennsylvania HFA, 7.750% due 12/1/07 (b)	76,184
1,365,000	Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue, Subordinated Series B, AMBAC-Insured, 5.250% due 12/1/16 (b)	1,405,882
460,000	Philadelphia, PA, Gas Works Revenue, Twelfth Series B, MBIA Insured, 7.000% due 5/15/20 (b)	535,845
	Westmoreland County, PA:
	GO, Capital Appreciation, AMBAC-Insured:
2,000,000	Zero coupon bond to yield 6.949% due 8/1/13 (b)	1,552,960
1,000,000	Zero coupon bond to yield 6.949% due 8/1/14 (b)	743,250
	Municipal Authority:
170,000	Special Obligation, 9.125% due 7/1/10 (b)	178,842
80,000	Water Revenue, 8.625% due 7/1/10 (b)	85,229

	Total Escrowed to Maturity	8,175,530

Finance — 0.9%
1,000,000	Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series A, AMBAC-Insured, 5.500% due 8/1/28	1,124,930

General Obligation — 10.4%
1,000,000	Armstrong County, PA, GO, MBIA-Insured, 5.400% due 6/1/31	1,039,850
1,000,000	Athens, PA, Area School District, GO, FGIC-Insured, 5.500% due 4/15/16	1,057,970
1,280,000	Chester County, PA, GO, 5.000% due 9/1/15	1,330,509
2,650,000	Delaware County, PA, GO, Refunding, 5.125% due 10/1/16 (a)	2,709,095
See Notes to Schedules of Investments.

Legg Mason Partners Pennsylvania Municipals Fund
Schedules of Investments (unaudited) (continued)
June 30, 2007

Face
Amount	Security	Value

General Obligation — 10.4% (continued)
$1,000,000	Greater Johnstown, PA, School District GO, Series B, MBIA-Insured, 5.500% due 8/1/18	$1,059,080
2,000,000	Lower Merion, PA, School District, GO, 5.000% due 5/15/17	2,087,540
1,655,000	Pennsylvania State, Public School Building Authority, School Revenue, GO, York School District Project, FSA-Insured, 5.000% due 5/1/19	1,720,919
	Philadelphia, PA:
1,000,000	GO, Series 2001, FSA-Insured, 5.250% due 9/15/15	1,043,170
500,000	School District, GO, Refunding Series A, AMBAC-Insured, 5.000% due 8/1/17	524,685

	Total General Obligation	12,572,818

Hospitals — 6.8%
	Allegheny County, PA, Hospital Development Authority Revenue, Health Center-UPMC Health, Series B, MBIA-Insured:
1,000,000	6.000% due 7/1/24	1,161,210
2,250,000	6.000% due 7/1/26 (a)	2,630,317
500,000	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	531,665
1,265,000	Mckean County, PA, Hospital Authority Revenue, Bradford Hospital Project, ACA-Insured, 5.000% due 10/1/18	1,286,265
1,000,000	Pennsylvania State Higher EFA Revenue, Series A, UPMC Health Systems, 6.000% due 1/15/31	1,062,000
525,000	Potter County, PA, Hospital Authority Revenue, Charles Cole Memorial Hospital, Radian-Insured, 6.050% due 8/1/24	531,090
1,075,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Series A, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,078,999

	Total Hospitals	8,281,546

Housing: Single-Family — 0.5%
575,000	Allegheny County, PA, Residential Finance Authority Mortgage Revenue, Single-Family Mortgage, Series II-2, GNMA-Collateralized, 5.900% due 11/1/32 (d)	591,675

Industrial Development — 1.3%
1,000,000	Philadelphia, PA, Authority for Industrial Development, Lease Revenue, Series B, FSA-Insured, 5.500% due 10/1/19	1,062,320
500,000	Philadelphia, PA, Authority for IDR, Series B, AMBAC-Insured, 5.250% due 7/1/31	518,665

	Total Industrial Development	1,580,985

Life Care Systems — 1.8%
1,100,000	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,138,016
500,000	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.750% due 7/1/29 (e)	17,500
1,000,000	Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square Project, Radian-Insured, 5.500% due 7/1/19	1,051,080

	Total Life Care Systems	2,206,596

Miscellaneous — 2.4%
1,500,000	Dauphin County, PA, General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,368,315
1,560,000	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, Series A, 6.500% due 6/1/25	1,576,520

	Total Miscellaneous	2,944,835

See Notes to Schedules of Investments.

Legg Mason Partners Pennsylvania Municipals Fund
Schedules of Investments (unaudited) (continued)
June 30, 2007

Face
Amount	Security	Value

Pollution Control — 1.7%
$1,000,000	Delaware County, PA, IDA Revenue, Resources Recovery Facilities, Series A, 6.200% due 7/1/19	$1,027,240
1,000,000	New Morgan, PA, IDA, Solid Waste Disposal Revenue, New Morgan Landfill Co. Inc. Project, 6.500% due 4/1/19 (d)(f)	1,003,610

	Total Pollution Control	2,030,850

Pre-Refunded — 40.5%
	Allegheny County, PA:
1,000,000	GO, Series C-52, FGIC-Insured, Call 5/1/11@ 100, 5.250% due 11/1/21 (g)	1,046,370
500,000	Hospital Development Authority Revenue, Allegheny General Hospital Project,	501,910
	Series A, MBIA-Insured, Call 9/1/07 @ 100, 6.250% due 9/1/20 (c)(g)
1,000,000	Port Authority Special Revenue, Transportation, MBIA-Insured, Call 3/1/09 @ 101, 6.375% due 3/1/14 (g)	1,049,940
500,000	Redevelopment Authority, Tax Increment Revenue, Waterfront Project, Series A, Call 12/15/10 @ 101, 6.300% due 12/15/18 (g)	541,680
845,000	Sanitation Authority Sewer Revenue, MBIA-Insured, Call 12/1/10 @ 101, 5.500% due 12/1/30 (g)	893,435
2,000,000	Bethlehem, PA, Area School District, GO, Series A, FGIC-Insured, Call 3/15/12 @ 100, 5.375% due 3/15/20 (a)(g)	2,117,400
1,660,000	Blue Mountain, PA, School District, GO, Series A, FSA-Insured, Call 10/1/11 @ 100, 5.500% due 10/1/18 (g)	1,760,745
500,000	Butler County, PA, GO, FGIC-Insured, Call 7/15/13 @ 100, 5.250% due 7/15/23 (g)	532,900
1,930,000	Central Bucks, PA, School District, FGIC-Insured, Call 5/15/12 @ 100, 5.500% due 5/15/19 (g)	2,057,515
1,000,000	Central Dauphin, PA, School District, GO, MBIA-Insured, Call 2/1/16 @ 100, 6.000% due 2/1/18 (g)	1,134,580
1,000,000	Chester County, PA, GO, Call 6/15/08 @ 100, 5.000% due 6/15/15 (g)	1,011,660
1,000,000	Dauphin County, PA, GO, AMBAC- Insured, Call 5/15/11@ 100, 5.125% due 11/15/22 (g)	1,042,380
570,000	Delaware River Joint Toll Bridge Commission, Bridge Revenue, Call 7/1/13 @ 100, 5.250% due 7/1/18 (g)	606,674
1,260,000	Erie County, PA, Hospital Authority Revenue, Health Facilities Revenue, St. Mary’s Home Project, Radian-Insured, Call 8/15/09 @ 100, 6.000% due 8/15/23 (g)	1,315,150
1,000,000	Erie, PA, Sewer Authority Revenue, MBIA-Insured, Call 6/1/10 @ 100, 6.000% due 6/1/21 (g)
	Harrisburg, PA:	1,057,400
1,000,000	Authority Resource Recovery Facility Revenue, Series A, FSA-Insured, Call 9/1/10 @ 100, 5.500% due 9/1/25 (g)	1,047,320
1,215,000	Redevelopment Authority, First Mortgage Office Building, Call 5/15/12 @ 100, 6.750% due 5/15/25 (g)	1,331,786
1,650,000	Lancaster, PA, IDA Revenue, Garden Spot Village Project, Series A, Call 5/1/10 @ 101, 7.625% due 5/1/31 (g)	1,824,620
1,000,000	Luzerne County, PA, GO, Series A, MBIA-Insured, Call 5/15/13 @ 100, 5.250% due 11/15/18 (g)	1,064,150
1,000,000	Mifflin County, PA, Hospital Authority Revenue, Radian-Insured, Call 1/01/11 @ 101, 6.200% due 7/1/30 (g)	1,060,890
1,000,000	Pennsylvania State GO, First Series, Call 2/1/12 @ 100, 5.250% due 2/1/19 (g)	1,052,160
1,000,000	Pennsylvania State Higher EFA Revenue, Drexel University, Call 5/1/09 @ 100, 6.000% due 5/1/29 (g)	1,037,600
	Pennsylvania State Turnpike Commission:
	AMBAC-Insured, Call 7/15/11 @ 101:
1,500,000	5.000% due 7/15/21 (g)	1,572,060
See Notes to Schedules of Investments.

Legg Mason Partners Pennsylvania Municipals Fund
Schedules of Investments (unaudited) (continued)
June 30, 2007

Face
Amount	Security	Value

Pre-Refunded — 40.5% (continued)
$2,500,000	5.500% due 7/15/32 (a)(g)	$2,666,250
1,000,000	Oil Franchise Tax Revenue, Subordinated Series B, MBIA-Insured, Call 12/1/13 @ 100, 5.250% due 12/1/17 (g)	1,069,400
1,000,000	Registration Fee Revenue, AMBAC-Insured, Call 7/15/11 @ 101, 5.375% due 7/15/19 (g)	1,061,880
3,000,000	Pennsylvania State, Second Series, Call 10/1/09 @ 101, 5.750% due 10/1/14 (a)(g)	3,150,480
	Philadelphia, PA:
	School District:
1,000,000	GO, Series A, FSA-Insured, Call 2/1/12 @ 100, 5.500% due 2/1/31 (g)	1,062,510
1,700,000	GO, Series B, FGIC-Insured, Call 8/1/12 @ 100, 5.625% due 8/1/15 (g)	1,826,446
2,000,000	Water & Wastewater Revenue, Series A, FGIC-Insured, Call 11/1/12 @ 100, 5.375% due 11/1/20 (a)(g)	2,131,520
	Pittsburgh, PA, GO:
2,000,000	AMBAC-Insured, Call 9/1/07 @ 100, 5.250% due 9/1/18 (g)	2,004,580
1,660,000	Series A, AMBAC-Insured, Call 3/1/12 @ 100, 5.250% due 9/1/22 (g)	1,747,980
1,000,000	Plum Boro, PA, School District GO, FGIC-Insured, Call 9/15/11 @ 100, 5.250% due 9/15/30 (g)	1,050,530
1,000,000	St. Mary’s Hospital Authority, Health System Revenue, Catholic Health East, Series B, Call 11/15/14 @ 100, 5.500% due 11/15/24 (g)	1,090,780
1,000,000	State Public School Building Authority, School Revenue, Lease Daniel Boone School District Project, MBIA-Insured, Call 4/1/13 @ 100, 5.000% due 4/1/22 (g)	1,050,240
1,000,000	Virgin Islands Public Finance Authority Revenue, Series A, Gross Receipts Taxes Loan Notes, Call 10/1/10 @ 101, 6.500% due 10/1/24 (g)	1,086,820
1,460,000	Wilkes-Barre, PA, Area School District, GO, Series A, MBIA-Insured, Call 4/1/14 @ 100, 5.250% due 4/1/22 (g)	1,563,222

	Total Pre-Refunded	49,222,963

Transportation — 2.3%
	Allegheny County, PA, Port Authority Special Revenue, Transportation, FGIC-Insured:
250,000	5.500% due 3/1/17	264,523
2,000,000	5.250% due 3/1/20 (a)	2,091,000
430,000	Delaware River Joint Toll Bridge Commission, Bridge Revenue, 5.250% due 7/1/18	451,134

	Total Transportation	2,806,657

Utility — 3.4%
3,920,000	Philadelphia, PA, Gas Works Revenue, 7th Series 1998, General Ordinance, AMBAC-Insured, 5.000% due 10/1/18 (a)	4,155,082

Water & Sewer — 6.9%
	Allegheny County, PA, Sanitation Authority, Sewer Revenue:
2,750,000	MBIA-Insured, 5.375% due 12/1/17 (a)	2,919,757
155,000	MBIA-Insured, 5.500% due 12/1/30	162,772
1,000,000	Refunding Series A, MBIA-Insured, 5.000% due 12/1/22	1,043,880
	Philadelphia, PA, Water & Wastewater Revenue:
2,000,000	MBIA-Insured, 6.250% due 8/1/11 (a)	2,169,060
2,000,000	Refunding Series A, AMBAC-Insured, 5.000% due 8/1/22 (a)	2,093,420

	Total Water & Sewer	8,388,889

See Notes to Schedules of Investments.

Legg Mason Partners Pennsylvania Municipals Fund
Schedules of Investments (unaudited) (continued)
June 30, 2007

Face
Amount	Security	Value

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $113,105,211)	$ 117,058,929
SHORT-TERM INVESTMENTS — 2.4%
Hospitals — 2.4%
	Philadelphia, PA, Hospitals and Higher EFA:
	Revenue:
$1,400,000	Children’s Hospital Philadelphia, Series A, SPA-Bank of America, 3.860%, 7/2/07 (h)	$1,400,000
790,000	Children’s Hospital Project, Series B, SPA-JPMorgan Chase & Westdeutsche Landesbank, 3.860%, 7/2/07 (h)	790,000
265,000	Children’s Hospital Project, Series A, SPA-JPMorgan Chase & Westdeutsche Landesbank, 3.860%, 7/2/07 (h)	265,000
400,000	South Fork, PA, Municipal Authority Hospital Revenue, Conemaugh Health System, Series A, MBIA-Insured, LIQ-PNC Bank NA, 3.590%, 7/2/07 (h)	400,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $2,855,000)	2,855,000

	TOTAL INVESTMENTS — 98.7% (Cost — $115,960,211#)	119,913,929
	Other Assets in Excess of Liabilities — 1.3%	1,639,168

	TOTAL NET ASSETS — 100.0%	$121,553,097

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Security is currently in default.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(g)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA — American Capital Assurance

AMBAC — Ambac Assurance Corporation

EFA — Educational Facilities Authority

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assurance

GNMA — Government National Mortgage Association

GO — General Obligation

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDR — Industrial Development Revenue

LIQ — Liquidity Facility

MBIA — Municipal Bond Investors Assurance Corporation

Radian — Radian Assets Assurance

SPA — Standby Bond Purchase Agreement

XLCA — XL Capital Assurance Inc.
See Notes to Schedules of Investments.

Legg Mason Partners Pennsylvania Municipals Fund
Schedules of Investments (unaudited) (continued)
June 30, 2007
Ratings Table (unaudited)
As a Percent of Total Investments - June 30, 2007

S&P/Moodys/Fitch *
AAA/Aaa	72.3%
AA/Aa	10.1
A	5.1
BBB/Baa	3.1
BB/Ba	1.7
A-1/VMIG1	2.4
NR	5.3

100.0%

*	S&P primary rating; Moodys secondary, then Fitch

See pages 7 and 8 for definitions of ratings.

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (—) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (—) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.
Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Pennsylvania, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting Pennsylvania.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,674,460
Gross unrealized depreciation	(720,742)

Net unrealized appreciation	$3,953,718

At June 30, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
U.S. Treasury 10 Year Notes	270	9/07	$28,240,419	$28,539,843	$299,424

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust
By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: August 24, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: August 24, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date: August 24, 2007